Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2016
Regulatory Capital Requirements
Regulatory Capital Requirements

Note 21—Regulatory Capital Requirements

        The Company and the Bank are subject to various regulatory capital requirements administered by their respective banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements.

        Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios of Common Equity Tier 1 capital ("CET1"), Tier 1 capital and total capital to risk-weighted assets and of Tier 1 capital to average consolidated assets, as defined in the regulations.

        As of December 31, 2016, the most recent notification from the FDIC categorized the Bank as well-capitalized under the framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bank's category.

        The required regulatory capital ratios are set forth in the following tables along with the minimum capital amounts required for the Company and the Bank and well capitalized with respect to the Bank. The Company's and the Bank's actual capital amounts and ratios as of December 31, 2016 and 2015 are also presented.

	2016
	Actual		Minimum Capital Required		Required to be Considered Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital to risk weighted assets:
Company	$316,314	13.28%	$190,527	8.00%	$238,159	N/A
Bank	325,465	13.61%	191,267	8.00%	239,084	10.00%
Tier 1 capital to risk weighted assets:
Company	$304,324	12.78%	$142,895	6.00%	$190,527	N/A
Bank	313,474	13.11%	143,450	6.00%	191,267	8.00%
Common Equity Tier 1 (CET1) to risk weighted assets:
Company	$266,760	11.20%	$107,171	4.50%	$154,803	N/A
Bank	313,474	13.11%	107,588	4.50%	155,404	6.50%
Tier 1 capital to average assets:
Company	$304,324	10.07%	$120,850	4.00%	$151,062	N/A
Bank	313,474	10.35%	121,169	4.00%	151,461	5.00%

	2015
	Actual		Minimum Capital Required		Required to be Considered Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital to risk weighted assets:
Company	$202,578	12.51%	$129,534	8.00%	$161,917	N/A
Bank	192,253	11.87%	129,537	8.00%	161,921	10.00%
Tier 1 capital to risk weighted assets:
Company	$194,364	12.00%	$97,150	6.00%	$129,534	N/A
Bank	184,039	11.37%	97,153	6.00%	129,537	8.00%
Common Equity Tier 1 (CET1) to risk weighted assets:
Company	$144,361	8.92%	$72,863	4.50%	$105,246	N/A
Bank	184,039	11.37%	72,864	4.50%	105,249	6.50%
Tier 1 capital to average assets:
Company	$194,364	7.85%	$99,076	4.00%	$123,845	N/A
Bank	184,039	7.43%	99,077	4.00%	123,846	5.00%

        The Company and the Bank must maintain a capital conservation buffer consisting of additional CET1 capital greater than 2.5% of risk-weighted assets above the required minimum risk-based capital levels in order to avoid limitations on paying dividends, repurchasing shares, and paying discretionary bonuses. The capital conservation buffer requirement began to be phased in on January 1, 2016 when a buffer greater than 0.625% of risk-weighted assets was required. This amount increases each year until the buffer requirement is fully implemented on January 1, 2019. The conservation buffers for the Company and the Bank exceed the fully phased in minimum as of December 31, 2016.

        Provisions of state and federal banking regulations may limit, by statute, the amount of dividends that may be paid to the Company by the Bank without prior approval of the Bank's regulatory agencies. The Company is economically dependent on the cash dividends received from the Bank. These dividends represent the primary cash flow from operating activities used to service obligations. There were no cash dividends received by the Company from the Bank for the year ended December 31, 2016. Cash dividends of $700,000 to pay the junior subordinated debentures were received by the Company from the Bank for the year ended December 31, 2015.